As filed with the U.S. Securities and Exchange Commission on May 11, 2018

File Nos. 811-07763

333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 82	☒

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant’s Telephone Number, including Area Code)

(Name and Address of Agent for Service) Jeremy L. DeGroot 1676 N. California Blvd., Suite 500 Walnut Creek, California 94596	Copies of Communications to: David A. Hearth, Esq. Paul Hastings LLP 101 California Street, 48th Floor San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Walnut Creek and State of California, on the 11th day of May, 2018.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy DeGroot
Jeremy DeGroot
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 81 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Julie Allecta*	Trustee	May 11, 2018
Julie Allecta

/s/ Jeremy DeGroot Jeremy DeGroot	Trustee and President (Principal Executive Officer)	May 11, 2018

/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 11, 2018
Frederick A. Eigenbrod, Jr.

/s/ Harold M. Shefrin*	Trustee	May 11, 2018
Harold M. Shefrin

/s/ Taylor M. Welz*	Trustee	May 11, 2018
Taylor M. Welz

/s/ John Coughlan John Coughlan	Treasurer (Principal Financial Officer)	May 11, 2018

* By: /s/ John Coughlan
John Coughlan, Attorney-in-Fact

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase